RELATED PARTY TRANSACTIONS - Schedule of Balances with Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Trade payables	$ 0	$ 37
Employees and payroll accruals	$ 64	$ 49